Financial risk management - Summary of Financial Instruments Exposed to Credit Risk by Geographic Area (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 94,384,665	S/ 90,682,225
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	94,975,757	91,407,768
Gross carrying amount | Consumer Loans [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	15,287,338	15,094,313
Gross carrying amount | Loans to government [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	13,208,561	12,165,311
Gross carrying amount | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	11,408,187	10,579,426
Gross carrying amount | Commercial And Micro Business Loans [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,063,824	10,236,695
Gross carrying amount | BCRP [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,998,716	10,065,151
Gross carrying amount | Financial Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	9,669,375	10,023,573
Gross carrying amount | Manufacturing [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,923,525	5,212,446
Gross carrying amount | Mining [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,094,252	3,674,412
Gross carrying amount | Construction And Infrastructure [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,955,044	3,329,211
Gross carrying amount | Communications Storage And Transportation [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,037,225	2,693,586
Gross carrying amount | Agriculture [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,502,035	2,424,398
Gross carrying amount | Electricity Gas Water And Oil [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,178,803	1,930,822
Gross carrying amount | Commerce [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	957,205	938,012
Gross carrying amount | Professional Sceintific And Technical Activities [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,237,395	929,229
Gross carrying amount | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	814,824	647,772
Gross carrying amount | Community Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	503,980	548,204
Gross carrying amount | Education Health And Other Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	281,329	307,948
Gross carrying amount | Medicine And Biotechnology [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	269,964	226,648
Gross carrying amount | Public Administration And Defense [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	109,822	121,481
Gross carrying amount | Fishing [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	90,530	84,122
Gross carrying amount | Private activities (employer and/or producer)
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	98,322	85,863
Gross carrying amount | Foreign Governments [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	96,654	67,468
Gross carrying amount | Insurance [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	187,569	17,166
Gross carrying amount | Other Sectors [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,278	4,511
Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,086,869	1,919,768
Gross carrying amount | Designated at fair value through profit or loss | Financial Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,681,876	1,693,571
Gross carrying amount | Designated at fair value through profit or loss | Manufacturing [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	194,542	87,764
Gross carrying amount | Designated at fair value through profit or loss | Mining [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,994	2,792
Gross carrying amount | Designated at fair value through profit or loss | Construction And Infrastructure [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	27,813	17,203
Gross carrying amount | Designated at fair value through profit or loss | Communications Storage And Transportation [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	56,368	55,385
Gross carrying amount | Designated at fair value through profit or loss | Agriculture [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		87
Gross carrying amount | Designated at fair value through profit or loss | Electricity Gas Water And Oil [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	20,250	12,820
Gross carrying amount | Designated at fair value through profit or loss | Commerce [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,940	15,754
Gross carrying amount | Designated at fair value through profit or loss | Professional Sceintific And Technical Activities [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	72,185
Gross carrying amount | Designated at fair value through profit or loss | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,578	10,980
Gross carrying amount | Designated at fair value through profit or loss | Community Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	904	611
Gross carrying amount | Designated at fair value through profit or loss | Education Health And Other Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		540
Gross carrying amount | Designated at fair value through profit or loss | Public Administration And Defense [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	22,400	21,894
Gross carrying amount | Designated at fair value through profit or loss | Insurance [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	19	363
Gross carrying amount | Designated at fair value through profit or loss | Other Sectors [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		4
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	21,299,397	20,377,804
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Loans to government [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	9,458,048	8,466,916
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | BCRP [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,057,692	2,113,925
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Financial Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,476,980	1,672,720
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Manufacturing [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	942,150	797,082
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Mining [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,312,651	1,234,867
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Construction And Infrastructure [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,169,122	2,501,203
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Communications Storage And Transportation [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	688,801	654,287
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Agriculture [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	27,642	27,286
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Electricity Gas Water And Oil [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,820,016	1,685,411
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Commerce [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	537,330	508,195
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Professional Sceintific And Technical Activities [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	226,645	214,358
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	268,511	187,953
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Community Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	6,571	7,509
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Education Health And Other Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	80,149	94,202
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Medicine And Biotechnology [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	34,330	36,138
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Public Administration And Defense [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	81,543	91,702
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Foreign Governments [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	96,654	67,468
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Insurance [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	13,284	12,075
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Other Sectors [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,278	4,507
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	556,149	458,268
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income | Financial Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	109,795	126,594
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income | Manufacturing [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	209,750	171,920
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income | Construction And Infrastructure [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	59,030	38,640
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income | Communications Storage And Transportation [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	33,631	37,640
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income | Agriculture [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,698	3,714
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income | Electricity Gas Water And Oil [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	142,245	74,750
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income | Fishing [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		5,010
Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	71,033,342	68,651,928
Gross carrying amount | Amortized cost | Consumer Loans [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	15,287,338	15,094,313
Gross carrying amount | Amortized cost | Loans to government [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,750,513	3,698,395
Gross carrying amount | Amortized cost | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	11,408,187	10,579,426
Gross carrying amount | Amortized cost | Commercial And Micro Business Loans [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,063,824	10,236,695
Gross carrying amount | Amortized cost | BCRP [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	8,941,024	7,951,226
Gross carrying amount | Amortized cost | Financial Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	6,400,724	6,530,688
Gross carrying amount | Amortized cost | Manufacturing [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,577,083	4,155,680
Gross carrying amount | Amortized cost | Mining [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,779,607	2,436,753
Gross carrying amount | Amortized cost | Construction And Infrastructure [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	699,079	772,165
Gross carrying amount | Amortized cost | Communications Storage And Transportation [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,258,425	1,946,274
Gross carrying amount | Amortized cost | Agriculture [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,472,695	2,393,311
Gross carrying amount | Amortized cost | Electricity Gas Water And Oil [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	196,292	157,841
Gross carrying amount | Amortized cost | Commerce [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	415,935	414,063
Gross carrying amount | Amortized cost | Professional Sceintific And Technical Activities [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	938,565	714,871
Gross carrying amount | Amortized cost | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	541,735	448,839
Gross carrying amount | Amortized cost | Community Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	496,505	540,084
Gross carrying amount | Amortized cost | Education Health And Other Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	201,180	213,206
Gross carrying amount | Amortized cost | Medicine And Biotechnology [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	235,634	190,510
Gross carrying amount | Amortized cost | Public Administration And Defense [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,879	7,885
Gross carrying amount | Amortized cost | Fishing [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	90,530	79,112
Gross carrying amount | Amortized cost | Private activities (employer and/or producer)
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	98,322	85,863
Gross carrying amount | Amortized cost | Insurance [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	174,266	4,728
Impairment allowance for loans
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	(1,591,042)	(1,730,167)
Accrued interest
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	999,950	1,004,624
Peru | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	86,304,299	83,233,007
Peru | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	66,904	138,125
Peru | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	17,709,665	16,843,710
Peru | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	412,723	294,034
Peru | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	68,115,007	65,957,138
United States of America | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,146,255	3,256,718
United States of America | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,626,883	1,499,518
United States of America | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	867,587	896,372
United States of America | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	33,631	37,640
United States of America | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	618,154	823,188
Mexico | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,069,619	1,046,092
Mexico | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,988	17,996
Mexico | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,054,343	1,017,363
Mexico | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	13,288	10,733
Chile | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	801,495	847,558
Chile | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2	1
Chile | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	775,432	807,524
Chile | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		7,995
Chile | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	26,061	32,038
Panama | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	746,627	628,526
Panama | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		461
Panama | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	146,000	148,363
Panama | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	310	277
Panama | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	600,317	479,425
United Kingdom | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	515,053	610,381
United Kingdom | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	101,668	94,483
United Kingdom | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	247,148	264,082
United Kingdom | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	107,818	116,458
United Kingdom | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	58,419	135,358
Bahamas | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	169,073	243,750
Bahamas | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	169,073	243,750
Canada | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	303,347	236,500
Canada | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	57,655	1,256
Canada | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	16,583	15,387
Canada | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	229,109	219,857
Ecuador | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	206,740	231,087
Ecuador | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	206,740	231,087
Colombia | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	150,809	226,956
Colombia | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	71	79
Colombia | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	96,348	121,545
Colombia | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	54,390	105,332
Brazil | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	305,518	177,134
Brazil | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	286,358	146,286
Brazil | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	19,160	30,848
Germany | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	96,265	147,349
Germany | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	25,334	23,326
Germany | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	528	587
Germany | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	70,403	123,436
Cayman Islands | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	235,642	117,403
Cayman Islands | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	100,712	116,217
Cayman Islands | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	410	1,186
Cayman Islands | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	134,520
Luxembourg | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	400,236	84,369
Luxembourg | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	42,730
Luxembourg | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	15,093	15,534
Luxembourg | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	342,413	68,835
Suiza | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	67,167	61,285
Suiza | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,382	4,743
Suiza | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	62,785	56,542
Venezuela | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	66,159	54,261
Venezuela | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	66,159	54,261
Spain | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	29,799	30,327
Spain | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,125
Spain | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	673	9,933
Spain | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	24,001	20,394
Argentina | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	16,844	19,349
Argentina | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	16,844	19,349
Ireland | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	70,540	1,177
Ireland | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	24,574
Ireland | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	589	553
Ireland | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	45,377	624
Belgium | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		155
Belgium | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		154
Belgium | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		1
Others | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	274,270	154,384
Others | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	33,223	28,306
Others | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	78,258	84,482
Others | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,667	1,864
Others | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 161,122	S/ 39,732